LEASES - Maturity of finance leases (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	$ 475	$ 336
Unearned finance income on lease receipts	(270)	(199)
Discounted unguaranteed residual value	15	8
Finance lease receivable	220	145
Less current portion	(9)	(7)
Total non-current	211	138
Less than 1 Year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	31	23
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	31	23
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	31	22
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	32	22
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	31	22
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	$ 319	$ 224